Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	2,095
Realized gains	1	40
Realized losses	0	(22)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	330	1
Realized gains	154	0
Realized losses	0	0